Property and Equipment (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization expense
Depreciation and amortization	$ 205,496	$ 197,295	$ 898,682	$ 904,955	$ 983,360
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization	163,118	152,443	649,394	725,904	822,442
Satellites
Depreciation and amortization expense
Depreciation and amortization	27,171	32,087	123,431	128,352	110,510
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization	15,207	12,765	58,081	50,699	50,408
DBS satellites
Depreciation and amortization expense
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator	13		15
Owned Satellites	6		6
Number of satellites utilized under operating lease	5		7
Number of satellites utilized under capital lease	2		2
148 degree orbital location
Depreciation and amortization expense
Depreciation and amortization			$ 67,776